Schedule IV - Reinsurance (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended										9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Net premiums earned	$ 108,948	$ 58,510	$ 66,329	$ 62,287	$ 33,541	$ 33,485	$ 34,318	$ 14,841	$ 13,837	$ 0	$ 260,960	$ 162,157	$ 220,667	$ 96,481	$ 0
Property and Casualty Reinsurance
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Direct gross premiums written										0			0	0
Ceded to other companies										0			9,975	0
Assumed from other companies										0			401,937	190,374
Net premiums earned										$ 0			$ 391,962	$ 190,374
Percentage of amount assumed to net													98.00%	100.00%